American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated November 19, 2001 * Prospectus dated January 1, 2001
                                     Prospectus dated May 1, 2001 (C Class)

SPECIAL MEETING OF SHAREHOLDERS

AT A SPECIAL MEETING OF SHAREHOLDERS HELD ON NOVEMBER 16, 2001, SHAREHOLDERS OF
CALIFORNIA HIGH-YIELD MUNICIPAL FUND APPROVED A PROPOSAL TO CHANGE THE FUND'S
SUB-CLASSIFICATION FROM DIVERSIFIED TO NON-DIVERSIFIED IN ORDER TO PROVIDE THE
FUND WITH THE FLEXIBILITY TO INVEST GREATER THAN 5% OF ITS ASSETS IN CERTAIN
ISSUERS.

SH-SPL-27568   0110